Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 294,399	$ 274,989	$ 188,189
Less: accumulated depreciation and amortization	(128,981)	(117,487)	(77,694)
Subtotal	165,418	157,502	110,495
Construction-in-progress	14,899	13,253	8,828
Property and equipment, net	180,317	170,755	119,323
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	61,722	58,009	39,564
Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14,874	10,871	8,593
Computer Equipment And Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	23,547	20,280	14,042
In-Store Shops
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	50,859	48,058	30,970
Leasehold Improvement
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 143,397	$ 137,771	$ 95,020